Guarantor Financials - Consolidated Balance Sheets (Condensed) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Assets, Current [Abstract]
Cash and cash equivalents	$ 268.4	$ 402.0	$ 58.2	$ 1.7
Restricted cash	84.8	38.1
Receivables, net	413.7	83.2
Inventories	380.7	121.9
Deferred income taxes	27.0	11.9
Note Receivable, Intercompany, Current	0
Prepaid expenses and other current assets	44.4	11.0
Total current assets	1,219.0	668.1
Property, net	831.9	388.5
Assets, Noncurrent [Abstract]
Goodwill	2,886.7	1,489.7	1,366.6
Other intangible assets, net	2,643.0	898.4
Intercompany receivable	0	0
Note Receivable, Intercompany, Noncurrent	0
Investment in partnership	0	0
Deferred income taxes	0	2.4
Other assets	150.5	26.7
Total Assets	7,731.1	3,473.8
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	25.6	0
Accounts payable	225.0	77.1
Notes Payable, Intercompany, Current	0
Other current liabilities	269.3	68.9
Total current liabilities	519.9	146.0
Liabilities, Noncurrent [Abstract]
Long-term Debt	3,830.5	1,408.6
Intercompany payable	0
Notes Payable, Intercompany, Noncurrent	0
Notes Payable, Related Parties, Noncurrent		0
Deferred income taxes	915.1	304.3
Other Liabilities	182.4	116.3
Total liabilities	5,447.9	1,975.2
Total Stockholders' Equity	2,283.2	1,498.6	1,231.5	1,434.7
Total Liabilities and Stockholders' Equity	7,731.1	3,473.8
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents	246.6	391.4	49.7	0
Restricted cash	1.1	38.1
Receivables, net	78.0	0.3
Inventories	0	0
Deferred income taxes	27.0	11.8
Note Receivable, Intercompany, Current	6.3
Prepaid expenses and other current assets	11.4	3.2
Total current assets	370.4	444.8
Property, net	0	0
Assets, Noncurrent [Abstract]
Goodwill	0
Other intangible assets, net	0	0
Intercompany receivable	1,015.4	391.9
Note Receivable, Intercompany, Noncurrent	178.9
Investment in partnership	5,543.1	2,384.0
Deferred Tax Assets, Net of Valuation Allowance		0
Other assets	61.7	24.0
Total Assets	7,169.5	3,244.7
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	22.2
Accounts payable	0	0.5
Notes Payable, Intercompany, Current	0
Other current liabilities	100.4	18.5
Total current liabilities	122.6	19.0
Liabilities, Noncurrent [Abstract]
Long-term Debt	3,824.2	1,408.6
Intercompany payable	0	0
Notes Payable, Intercompany, Noncurrent	0
Deferred income taxes	883.8	304.3
Other Liabilities	55.7	14.2
Total liabilities	4,886.3	1,746.1
Total Stockholders' Equity	2,283.2	1,498.6
Total Liabilities and Stockholders' Equity	7,169.5	3,244.7
Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	15.7	4.1	2.2	0
Restricted cash	79.8	0
Receivables, net	305.2	75.9
Inventories	336.5	115.9
Deferred income taxes	0	0
Note Receivable, Intercompany, Current	0
Prepaid expenses and other current assets	30.4	7.4
Total current assets	767.6	203.3
Property, net	775.9	342.4
Assets, Noncurrent [Abstract]
Goodwill	2,732.8	1,483.3
Other intangible assets, net	2,518.5	898.4
Intercompany receivable	0	0
Note Receivable, Intercompany, Noncurrent	0
Investment in partnership	8.1	0
Deferred Tax Assets, Net of Valuation Allowance		0
Other assets	86.1	2.7
Total Assets	6,889.0	2,930.1
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	3.0
Accounts payable	212.2	76.9
Notes Payable, Intercompany, Current	0
Other current liabilities	153.8	43.8
Total current liabilities	369.0	120.7
Liabilities, Noncurrent [Abstract]
Long-term Debt	2.9	0
Intercompany payable	1,013.8	391.7
Notes Payable, Intercompany, Noncurrent	0
Deferred income taxes	0	0
Other Liabilities	115.9	94.9
Total liabilities	1,501.6	607.3
Total Stockholders' Equity	5,387.4	2,322.8
Total Liabilities and Stockholders' Equity	6,889.0	2,930.1
Non-Guarantors
Assets, Current [Abstract]
Cash and cash equivalents	10.0	8.2	6.3	1.7
Restricted cash	3.9	0
Receivables, net	45.9	10.9
Inventories	44.2	6.0
Deferred income taxes	0	0.1
Note Receivable, Intercompany, Current	0
Prepaid expenses and other current assets	2.6	0.4
Total current assets	106.6	25.6
Property, net	56.0	46.1
Assets, Noncurrent [Abstract]
Goodwill	153.9	6.4
Other intangible assets, net	124.5	0
Intercompany receivable	0	0
Note Receivable, Intercompany, Noncurrent	0
Investment in partnership	0	0
Deferred Tax Assets, Net of Valuation Allowance		2.4
Other assets	2.7	0
Total Assets	443.7	80.5
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	0.4
Accounts payable	32.1	5.3
Notes Payable, Intercompany, Current	6.3
Other current liabilities	15.1	6.6
Total current liabilities	53.9	11.9
Liabilities, Noncurrent [Abstract]
Long-term Debt	3.4	0
Intercompany payable	1.6	0.2
Notes Payable, Intercompany, Noncurrent	178.9
Deferred income taxes	31.3	0
Other Liabilities	10.8	7.2
Total liabilities	279.9	19.3
Total Stockholders' Equity	163.8	61.2
Total Liabilities and Stockholders' Equity	443.7	80.5
Eliminations
Assets, Current [Abstract]
Cash and cash equivalents	(3.9)	(1.7)	0	0
Restricted cash	0	0
Receivables, net	(15.4)	(3.9)
Inventories	0	0
Deferred income taxes	0	0
Note Receivable, Intercompany, Current	(6.3)
Prepaid expenses and other current assets	0	0
Total current assets	(25.6)	(5.6)
Property, net	0	0
Assets, Noncurrent [Abstract]
Goodwill	0	0
Other intangible assets, net	0	0
Intercompany receivable	(1,015.4)	(391.9)
Note Receivable, Intercompany, Noncurrent	(178.9)
Investment in partnership	(5,551.2)	(2,384.0)
Deferred Tax Assets, Net of Valuation Allowance		0
Other assets	0	0
Total Assets	(6,771.1)	(2,781.5)
Liabilities, Current [Abstract]
Long-term Debt, Current Maturities	0
Accounts payable	(19.3)	(5.6)
Notes Payable, Intercompany, Current	(6.3)
Other current liabilities	0	0
Total current liabilities	(25.6)	(5.6)
Liabilities, Noncurrent [Abstract]
Long-term Debt	0	0
Intercompany payable	(1,015.4)	(391.9)
Notes Payable, Intercompany, Noncurrent	(178.9)
Deferred income taxes	0	0
Other Liabilities	0	0
Total liabilities	(1,219.9)	(397.5)
Total Stockholders' Equity	(5,551.2)	(2,384.0)
Total Liabilities and Stockholders' Equity	$ (6,771.1)	$ (2,781.5)